Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 897,281	$ 1,458,483
Restricted cash	84,237	85,293
Accounts receivable, net – third parties	11,252,002	13,840,895
Accounts receivable, net - related party	469,474	450,473
Advances to suppliers, net – third parties	2,449,629	2,682,177
Advances to suppliers, net - related party		151,678
Inventories, net	888,203	1,212,344
Prepayments and other current assets	435,273	903,880
Acquisition deposit		2,181,000
Prepayment for construction of properties	3,661,800
Current assets held for sale associated with discontinued operation of Gu'an REIT	5,326,348	6,555,729
Total Current Assets	25,464,247	29,521,952
Property, plant and equipment, net	37,457,643	39,973,965
Intangible assets, net	6,145,179	6,395,138
Long-term investment in equity investee	28,720
Prepayment for construction of properties		3,707,700
Deferred tax assets		494,280
Right-of-use assets	505,630
Non-current assets held for sale associated with discontinued operation of Gu'an REIT	1,193,825	1,911,887
Total Assets	70,795,244	82,004,922
LIABILITIES AND EQUITY
Short term loans	8,309,098	8,858,457
Long term bank loans - current portion	1,436,000	436,200
Advances from customers	3,087,315	3,523,024
Deferred revenue	471,375	473,358
Accounts payable	1,151,570	803,224
Accounts payable - related party	1,485,049	557,584
Accrued and other liabilities	2,487,616	2,266,260
Taxes payable	1,806,777	1,156,336
Due to related parties	405,222	599,890
Operating lease liabilities, current	177,903
Advance payment from the buyer associated with discontinued operation of Gu'an REIT	1,392,920
Current liabilities held for sale associated with discontinued operation of Gu'an REIT	3,004,924	2,007,334
Total Current Liabilities	25,215,769	20,681,667
Long term bank loans	7,323,600	8,142,400
Operating lease liabilities - noncurrent	301,012
Total Liabilities	32,840,381	28,824,067
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $0.001 par value, 200,000,000 shares authorized, 23,160,000 shares and 22,760,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	23,160	22,760
Additional paid-in capital	42,725,852	42,278,252
Statutory reserve	2,632,797	2,632,797
Retained earnings (accumulated deficit)	(5,718,368)	9,084,246
Accumulated other comprehensive loss	(3,527,438)	(3,105,185)
Total RETO Eco Solutions Inc. Stockholders' Equity	36,136,003	50,912,870
Noncontrolling interest	1,818,860	2,267,985
Total Equity	37,954,863	53,180,855
Total Liabilities and Equity	$ 70,795,244	$ 82,004,922